Segments - Schedule of Product Categories as Percent of Net Sales (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment Net by Country [Line Items]
Net sales	$ 1,049,850	$ 1,096,086	$ 1,322,706
Core Collectible
Schedule of Property and Equipment Net by Country [Line Items]
Net sales	804,407	803,181	998,443
Loungefly
Schedule of Property and Equipment Net by Country [Line Items]
Net sales	171,833	214,523	252,977
Other
Schedule of Property and Equipment Net by Country [Line Items]
Net sales	$ 73,610	$ 78,382	$ 71,286